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91-449

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 0 2 2004
DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Morgan Stanley

04049413

3. Class of New Derivative Securities Product:

Index-Linked Notes

4. Name of Underlying Instrument:

PLUS (Performance Leveraged Upside Securities) - Redeemable for Cash, Based on the Nikkei 225 Index, PLUS (Performance Leveraged Upside Securities) - Redeemable for Cash, Based on the S&P 500 Index, PLUS (Performance Leveraged Upside Securities) - Mandatorily Exchangeable for an Amount Payable in U.S. Dollars Based on the Value of the Dow Jones Industrial Average, PLUS (Performance Leveraged Upside Securities) - Nasdaq 100 based, PLUS (Performance Leveraged Upside Securities) - Dow Jones EURO STOXX 50 due 9/30/2009, PLUS (Performance Leveraged Upside Securities) - Nasdaq-100 Index due 3/30/2006

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Not applicable.

6. Ticker Symbol(s) of New Derivative Securities Product:

ESTX, DJP, PLNQ, NDXP, JPK, PLM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NNM, AMEX, NMS, NNM, AMEX, AMEX

PROCESSED
NOV 09 2004

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Alden Adkins

Title:

S.V.P. Regulation

Telephone Number:

(415) 393-4037

Manual Signature of Official Responsible for Form:

Alden Adkins

Date: 11/01/04

Act	~~Securities Exchange Act of 1934~~
Section	~~19b-4~~
Rule	19b-4(e)
Public Availability:	NOVEMBER 2, 2004

PACIFIC EXCHANGE
STOCK & OPTIONS

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

NOV 0 2 2004

DIVISION OF MARKET REGULATION

VIA FEDERAL EXPRESS

November 1, 2004

Ms. Gayle Fortson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

Re: **Form 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Form 19b-4(e) with respect to index-linked exchangeable notes.

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4107.

Sincerely,

Tania J.C. Blanford
Staff Attorney
Regulatory Policy

Enclosures

cc: Janet Angstadt (ARCA)
Office of the Corporate Secretary (PCX, PCXE)